Cover	May 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2024
Entity File Number	000-56586
Entity Registrant Name	AMERICAN PICTURE HOUSE CORPORATION
Entity Central Index Key	0001771995
Entity Tax Identification Number	85-4154740
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	477 Madison Avenue, 5FL
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(800)
Local Phone Number	689-6885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false